FILE NO.33-75644

                811-8372

                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C.  20549

                                         __________

                                          FORM N-1A
                                         __________

                               POST-EFFECTIVE AMENDMENT NO. 2

                                           TO THE

                                   REGISTRATION STATEMENT

                                            UNDER

                                 THE SECURITIES ACT OF 1933

                                             AND

                             THE INVESTMENT COMPANY ACT OF 1940

                                         __________

                           SMITH BARNEY/TRAVELERS SERIES FUND INC.


                     (Formerly, SBA Variable Products Series Fund
Inc.)
                   (Exact name of Registrant as specified in the Charter)

                       388 Greenwich Street, New York, New York
10013
                          (Address of principal executive offices)

                                     (212) 816-6474
                               (Registrant's telephone number)

                                     Christina T. Sydor
                388 Greenwich Street, New York, New York  10013
(22nd floor)
                           (Name and address of agent for service)

                                         __________

                                Rule 24f-2(a)(1) Declaration:

Registrant previously registered an indefinite number of its shares pursuant to Rule 24f-2 of the Investment Company Act of 1940.

Registrant has filed its Rule 24f-2 Notice on December 29, 1994 for its most recent fiscal year ended October 31, 1994.

It is proposed that this Post-Effective Amendment will become effective
September 28, 1995, pursuant to paragraph (b) of Rule 485.

                 Total number of pages: _____
               CROSS REFERENCE SHEET
          (as required by Rule 495(a))

Part A
of Form N-1A
Prospectus Caption

1.    Cover Page . . . . . . . . . . . . . . . . . . . . . .  cover page

2.    Synopsis . . . . . . . . . . . . . . . . . . . . . . .  not
applicable

3.    Condensed Financial Information. . . . . . . . . . . .
"Financial Highlights"

4.    General Description of Registrant. . . . . . . . . . .
"Shares of the Fund"
                                                              cover
page

"Investment Objectives"
                                                              "The
Fund's Investment
Program"

"Special Investment
Techniques and Risk  . . . . . . . . . . . . . . . . . . . .

                                         Considerations"

5.    Management of the Fund . . . . . . . . . . . . . . . .
"Management"

5A.   Management Discussion of Fund
      Performance. . . . . . . . . . . . . . . . . . . . . .  not
applicable

6.    Capital Stock and Other Securities . . . . . . . . . .
"Shares of the Fund"

"Redemption of Shares"
                                                              cover
page

"Dividends, Distributions
and Taxes"

7.    Purchase of Securities Being Offered . . . . . . . . .  cover page

"Management"

"Determination of Net
Asset Value"
                                                              "The
Fund's Investment
Program"

8.    Redemption or Repurchase . . . . . . . . . . . . . . .
"Redemption of

Shares"

9.    Pending Legal Proceedings. . . . . . . . . . . . . . .  not
applicable



Part B
Statement of Additional
of Form N-1A
Information Caption

10.   Cover Page . . . . . . . . . . . . . . . . . . . . . .  cover page

11.   Table of Contents. . . . . . . . . . . . . . . . . . .
"Table of Contents"

12.   General Information and History. . . . . . . . . . . .  "The
Fund"

13.   Investment Objectives and Policies . . . . . . . . . .
"Investment Policies"

"Investment Restrictions"

14.   Management of the Fund . . . . . . . . . . . . . . . .
"Directors and Officers"




Part B of
Statement of Additional
Form N-1A
Information Caption


15.   Control Persons and Principal
      Holders of Securities. . . . . . . . . . . . . . . . .  See
Prospectus - "Shares
of the Fund"

"Voting Rights"

"Directors and Officers"

16.   Investment Advisory and Other Services . . . . . . . .  See
Prospectus -

"Management"

Directors and Officers"

"Management

Agreements"

"Custodians"

"Independent Auditors"

17.   Brokerage Allocation and Other
      Practices. . . . . . . . . . . . . . . . . . . . . . . See
Prospectus -

"Management"

18.   Capital Stock and Other Securities . . . . . . . . . . See
Prospectus -

"Shares of the Fund"
                                                             See
Prospectus -

"Dividends,

Distributions and
                                                             Taxes"

"Investment Policies"

"Voting Rights"

19.   Purchase, Redemption and Pricing of
      Securities Being Offered . . . . . . . . . . . . . . . See
Prospectus - "The
                                                             Fund's

Investment Program"
                                                             See
Prospectus -

"Determination
                                                                of
Net Asset Value"

"Determination of Net
                                                             Asset
Value"

"Redemption of

Shares"

"Financial Statements"

20.   Tax Status . . . . . . . . . . . . . . . . . . . . . . See
Prospectus -

"Dividends,

Distributions and
                                                             Taxes"

21.   Underwriters . . . . . . . . . . . . . . . . . . . . . See
Prospectus -

"Management"

22.   Calculation of Performance Data. . . . . . . . . . . . See
Prospectus -

"Performance"

"Performance

Information"

23.   Financial Statements . . . . . . . . . . . . . . . . .
"Financial Statements"


Part C of
Form N-1A

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration
Statement.











Part A to Post-Effective Amendment no. 1, which was filed with the Securities and Exchange Commission on behalf of the Registrant on June
30, 1995 is hereby incorporated by reference in its entirety.





Part B and Part C to Post-Effective Amendment No. 1, which were filed with the Securities and Exchange Commission on behalf of the Registrant on June 30, 1995 are hereby incorporated by reference in their entirety.

                    SMITH BARNEY/TRAVELERS SERIES FUND INC.

                    Supplement dated September 28, 1995


     The following information supplements the information set forth in the
Prospectus dated September 13, 1995, which is hereby incorporated in its entirety.









-----------------------------------------------------------------
---------------

                             FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------
---------------
=================================================================
===============

     The following schedules of each of the portfolios within the Smith
Barney/Travelers Series Fund Inc. presented for the six months ended April 30,
1995 is unaudited. The 1994 financial statements and the independent auditors' report thereon appear in the October 31, 1994 Annual Report to Shareholders. No information is presented with respect to the AIM Capital Appreciation Portfolio because it did not commence operations until September 1995.

For a share of each capital stock outstanding throughout the period:


    Smith Barney        Alliance

   Income & Growth       Growth
          1995 (1)
      Portfolio         Portfolio
-----------------------------------------------------------------
---------------------------------------
Net Asset Value, Beginning of Period
       $10.14            $10.65
-----------------------------------------------------------------
---------------------------------------
Income From Investment Operations:
     Net investment income (2)
         0.10              0.06
     Net realized and unrealized gain on investment
         0.74              0.75
-----------------------------------------------------------------
---------------------------------------
          Total Income from Investment Operations
         0.84              0.81
-----------------------------------------------------------------
---------------------------------------
Less Distributions:
     Dividends from net investment income
        (0.06)            (0.12)
-----------------------------------------------------------------
---------------------------------------
          Total Distributions
        (0.06)            (0.12)
-----------------------------------------------------------------
---------------------------------------
Net Asset Value, End of Period
       $10.92            $11.34
-----------------------------------------------------------------
---------------------------------------
Total Return
         8.30%++           7.75%++
-----------------------------------------------------------------
---------------------------------------
Net Assets, End of Period (000's)
      $14,913           $44,465
-----------------------------------------------------------------
---------------------------------------
Ratios to Average Net Assets:
     Expenses (2)
         0.75%+            0.89%+
     Net investment income
         3.26 +            1.41 +
-----------------------------------------------------------------
---------------------------------------
Portfolio Turnover Rate
         9.75%            42.95%
=================================================================
=======================================

(1)  For the six months ended April 30, 1995 (unaudited).

(2)  The Manager has waived all or part of its fees for the period.
If such fees
     were not waived, the per share decrease in net investment income and the ratio of expenses to average net assets would have been $0.01 and 1.18%
     (annualized), respectively, for the Smith Barney Income and Growth
     Portfolio and $0.01 and 1.00% (annualized), respectively, for the Alliance
     Growth Portfolio.

(+)  Annualized.

(++) Total Return is not annualized as it may not be representative of the total return for the year.

For a share of each capital stock outstanding throughout the period:


American            Smith Barney
                                                          Capital
Enterprise   International Equity
          1995 (1)
Portfolio            Portfolio
-----------------------------------------------------------------
---------------------------------------
Net Asset Value, Beginning of Period
$10.38                $10.55
-----------------------------------------------------------------
---------------------------------------
Income From Investment Operations:
     Net investment income
0.03(2)              (0.02)
     Net realized and unrealized gain on investment
0.75                 (0.92)
-----------------------------------------------------------------
---------------------------------------
          Total Income from Investment Operations
0.78                 (0.94)
-----------------------------------------------------------------
---------------------------------------
Less Distributions:
     Dividends from net investment income
(0.02)                   --
-----------------------------------------------------------------
---------------------------------------
          Total Distributions
(0.03)                   --
-----------------------------------------------------------------
---------------------------------------
Net Asset Value, End of Period
$11.11                 $9.61
-----------------------------------------------------------------
---------------------------------------
Total Return
7.52%++              (8.91)%++
-----------------------------------------------------------------
---------------------------------------
Net Assets, End of Period (000's)
$10,168(2)            $26,369
-----------------------------------------------------------------
---------------------------------------
Ratios to Average Net Assets:
     Expenses
0.88%+                1.10%+
     Net investment income
0.75+               (0.65) +
-----------------------------------------------------------------
---------------------------------------
Portfolio Turnover Rate
65.94%                 6.91%
=================================================================
=======================================

(1)  For the six months ended April 30, 1995 (unaudited).

(2)  The Manager has waived all or part of its fees for the period.
If such
     fees were not waived the per share decrease in net investment income and the ratio of expenses to average net assets would have been $0.005 and
     1.35% (annualized), respectively.

(+)  Annualized.

(++) Total Return is not annualized as it may not be representative of the total return for the year.

-----------------------------------------------------------------
---------------

For a share of each capital stock outstanding throughout the period:


    Smith Barney              TBC

   Pacific Basin        Managed Income
          1995 (1)
     Portfolio             Portfolio
-----------------------------------------------------------------
------------------------------------------
Net Asset Value, Beginning of Period
        $10.10               $10.04
-----------------------------------------------------------------
------------------------------------------
Income From Investment Operations:
     Net investment income (loss) (2)
         (0.03)                0.38
     Net realized and unrealized gain (loss) on investments
         (1.31)                0.12
-----------------------------------------------------------------
------------------------------------------
          Total Income (loss) from Investment Operations
         (1.34)                0.50
-----------------------------------------------------------------
------------------------------------------
Less Distributions:
     Dividends from net investment income
            --                (0.13)
-----------------------------------------------------------------
------------------------------------------
          Total Distributions
            --                (0.14)
-----------------------------------------------------------------
------------------------------------------
Net Asset Value, End of Period
         $8.76               $10.40
-----------------------------------------------------------------
------------------------------------------
Total Return
        (13.27)%++             4.91%++
-----------------------------------------------------------------
------------------------------------------
Net Assets, End of Period (000's)
        $4,924               $7,537
-----------------------------------------------------------------
------------------------------------------
Ratios to Average Net Assets:
     Expenses (2)
          1.30%+               0.87%+
     Net investment income
         (0.63) +              6.24 +
-----------------------------------------------------------------
------------------------------------------
Portfolio Turnover Rate
          7.19%               72.98%
=================================================================
==========================================

(1)  For the six months ended April 30, 1995 (unaudited).

(2) The Manager has waived all or part of its fees for the period and reimbursed the TBC Managed Income Portfolio for $1,792 in expenses. If such fees were not waived and expenses not reimbursed, the per share decrease in net investment income and the ratio of expenses to average net assets would have been $0.01 and 1.75% (annualized), respectively, for the Smith Barney
     Pacific Basin Portfolio and $0.01 and 1.58% (annualized), respectively, for the TBC Managed Income Portfolio.

(+)  Annualized.

(++) Total Return is not annualized as it may not be representative of the total return for the year.

For a share of each capital stock outstanding throughout the period:


       Putnam               G.T. Global

 Diversified Income      Strategic Income
          1995 (1)
     Portfolio              Portfolio
-----------------------------------------------------------------
-----------------------------------------------
Net Asset Value, Beginning of Period
       $10.18                 $9.95
-----------------------------------------------------------------
-----------------------------------------------
Income From Investment Operations:
     Net investment income (2)
       0.39                   0.25
     Net realized and unrealized gain (loss) on investments
       0.21                   (0.13)
-----------------------------------------------------------------
-----------------------------------------------
          Total Income from Investment Operations
       0.60                   0.12
-----------------------------------------------------------------
-----------------------------------------------
Less Distributions:
     Dividends from net investment income
       (0.09)                 (0.10)
-----------------------------------------------------------------
-----------------------------------------------
          Total Distributions
       (0.09)                 (0.10)
-----------------------------------------------------------------
-----------------------------------------------
Net Asset Value, End of Period
       $10.69                 $9.97
-----------------------------------------------------------------
-----------------------------------------------
Total Return
       5.92%++                1.24%++
-----------------------------------------------------------------
-----------------------------------------------
Net Assets, End of Period (000's)
       $14,891                $4,641
-----------------------------------------------------------------
-----------------------------------------------
Ratios to Average Net Assets:
     Expenses (2)
       0.95%+                 1.10%+
     Net investment income
       7.78 +                 7.02 +
-----------------------------------------------------------------
-----------------------------------------------
Portfolio Turnover Rate
       99.92%                 130.06%
=================================================================
===============================================

(1)  For the six months ended April 30, 1995 (unaudited).

(2)  The Manager has waived all or part of its fees for the period.
If such
     fees were not waived the per share decrease in net investment income and the ratio of expenses to average net assets would have been $0.003 and
     1.31% (annualized), respectively, for the Putnam Diversified
Income
     Portfolio and $0.03 and 1.85% (annualized), respectively, for the G.T.
     Global Strategic Income Portfolio.

(+)  Annualized.

(++) Total Return is not annualized as it may not be representative of the total return for the year.



-----------------------------------------------------------------
---------------
2

For a share of each capital stock outstanding throughout the period:


                Smith Barney            MFS Total

                High Income              Return
          1995 (1)
                 Portfolio              Portfolio
-----------------------------------------------------------------
-----------------------------------------------------
Net Asset Value, Beginning of Period
                  $10.07                  $9.98
-----------------------------------------------------------------
-----------------------------------------------------
Income From Investment Operations:
     Net investment income (2)
                    0.52                   0.14
     Net realized and unrealized gain on investments
                    0.13                   0.49
-----------------------------------------------------------------
-----------------------------------------------------
          Total Income from Investment Operations
                    0.65                   0.63
-----------------------------------------------------------------
-----------------------------------------------------
Less Distributions:
     Dividends from net investment income
                   (0.22)                 (0.05)
-----------------------------------------------------------------
-----------------------------------------------------
          Total Distributions
                   (0.22)                 (0.05)
-----------------------------------------------------------------
-----------------------------------------------------
Net Asset Value, End of Period
                  $10.50                 $10.56
-----------------------------------------------------------------
-----------------------------------------------------
Total Return
                    6.49%++                6.35%++
-----------------------------------------------------------------
-----------------------------------------------------
Net Assets, End of Period (000's)
                  $6,925                $20,431
-----------------------------------------------------------------
-----------------------------------------------------
Ratios to Average Net Assets:
     Expenses (2)
                    0.64%+                 0.95%+
     Net investment income
                    9.99 +                 4.62 +
-----------------------------------------------------------------
-----------------------------------------------------
Portfolio Turnover Rate
                   13.85%                 76.48%
=================================================================
=====================================================

(1)  For the six months ended April 30, 1995 (unaudited).

(2) The Manager has waived all or part of its fees for the period and reimbursed the Smith Barney High Income Portfolio for $6,416 in expenses.
     If such fees were not waived and expenses not reimbursed, the per share decrease in net investment income and the ratio of expenses to average net assets would have been $0.01 and 1.66% (annualized), respectively, for the
     Smith Barney High Income Portfolio and $0.01 and 1.19%
(annualized),
     respectively, for the MFS Total Return Portfolio.

(+)  Annualized.

(++) Total Return is not annualized as it may not be representative of the total return for the year.

For a share of each capital stock outstanding throughout the period:


             Smith Barney

             Money Market
          1995 (1)
              Portfolio
-----------------------------------------------------------------
-----------------------------
Net Asset Value, Beginning of Period
                $ 1.00
-----------------------------------------------------------------
-----------------------------
Income From Investment Operations:
     Net investment income (2)
                  0.03
     Net realized and unrealized gain on investments
                    --
-----------------------------------------------------------------
-----------------------------
          Total Income from Investment Operations
                  0.03
-----------------------------------------------------------------
-----------------------------
Less Distributions:
     Dividends from net investment income
                 (0.03)
-----------------------------------------------------------------
-----------------------------
          Total Distributions
                 (0.03)
-----------------------------------------------------------------
-----------------------------
Net Asset Value, End of Period
                 $1.00
-----------------------------------------------------------------
-----------------------------
Total Return
                  2.57%++
-----------------------------------------------------------------
-----------------------------
Net Assets, End of Period (000's)
               $13,892
-----------------------------------------------------------------
-----------------------------
Ratios to Average Net Assets:
     Expenses (2)
                  0.68%+
     Net investment income
                  5.16 +
-----------------------------------------------------------------
-----------------------------
Portfolio Turnover Rate
                    --
=================================================================
=============================

(1)  For the six months ended April 30, 1995 (unaudited).

(2)  The Manager has waived all or part of its fees for the period.
If such
     fees were not waived the per share decrease in net investment income and the ratio of expenses to average net assets would have been $0.002 and
     0.98% (annualized), respectively.

(+)  Annualized.

(++) Total Return is not annualized as it may not be representative of the total return for the year.

-----------------------------------------------------------------
---------------

            3



                                         SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York, and State of New York on the 27th day of September, 1995.


                                                SMITH
BARNEY/TRAVELERS
SERIES FUND INC.

                                                By  /s/Heath B.
McLendon

                                                    (Heath B.
McLendon, Chairman
of the
                                                     Board and
Chief Executive
Officer)


     Pursuant to the requirements of the Securities Act of 1933, this Post-
Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                                     Title

Date

/s/Jessica Bibliowicz                         President

September 27, 1995
(Jessica Bibliowicz)

/s/Heath B. McLendon

September 27, 1995
(Heath B. McLendon)                           (Chief Executive
Officer)


 Victor K. Atkins*                            Director

September 27, 1995
(Victor K. Atkins)


 Robert A. Belfer*                            Director

September 27, 1995
(Robert A. Belfer)


 Alger B. Chapman*                            Director

September 27, 1995
(Alger B. Chapman)


Robert A. Frankel*                            Director

September 27, 1995
(Robert A. Frankel)


 Rainer Greeven*                              Director

September 27, 1995
(Rainer Greeven)





Signature                                     Title

Date



 Susan M. Heilbron*                           Director

September 27, 1995
(Susan M. Heilbron)


/s/Lewis E. Daidone              Treasurer

September 27, 1995
(Lewis E. Daidone)                            (Principal Financial
                                              and Accounting
Officer)


*By:/s/Lewis E. Daidone

September 27, 1995
   Lewis E. Daidone
   Pursuant to Power of Attorney